As filed with the Securities and Exchange Commission on February 12, 2018

1933 Act Registration No. 033-70742

1940 Act Registration No. 811-08090

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SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 183

And

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 185

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

(Exact Name of Registrant as Specified in Charter)

Jayson R. Bronchetti, President

1300 South Clinton Street

Fort Wayne, Indiana 46802

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (260) 455-2000

Ronald A. Holinsky, Esquire

Lincoln Financial Group

150 N. Radnor-Chester Road

Radnor, PA 19087

(Name and Address of Agent for Service)

Copies of all communications to:

Robert A. Robertson, Esquire

Dechert, LLP

2010 Main Street, Suite 500

Irvine, CA 92614

It is proposed that this filing will become effective:

[X] immediately upon filing pursuant to paragraph (b)

[_] on, pursuant to paragraph (b)

[_] 60 days after filing pursuant to paragraph (a)(1)

[_] on _______________ pursuant to paragraph (a)(1)

[_] 75 days after filing pursuant to paragraph (a)(2)

[_] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment to the Registration Statement of Lincoln Variable Insurance Products Trust is being filed to conform the Funds’ prospectuses to the XBRL requirements as set forth in 17 C.F.R. Parts 230, 232, 239, and 274.

SIGNATURE PAGE

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 185 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Fort Wayne, and State of Indiana, on this 12th day of February, 2018.

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

By: /s/ Jayson R. Bronchetti
Jayson R. Bronchetti
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities indicated on February 12, 2018.

Signature	Title

/s/ Ellen Cooper*	Chairman of the Board and Trustee
Ellen Cooper

By: /s/Jayson R. Bronchetti	President
Jayson R. Bronchetti	(Principal Executive Officer)

By: /s/ William P. Flory, Jr.	Chief Accounting Officer
William P. Flory, Jr.	(Principal Accounting Officer and Principal Financial Officer)

/s/ Steve A. Cobb*	Trustee
Steve A. Cobb

/s/ Elizabeth S. Hager*	Trustee
Elizabeth S. Hager

/s/ Gary D. Lemon*	Trustee
Gary D. Lemon

/s/ Thomas A. Leonard*	Trustee
Thomas A. Leonard

/s/ Charles I.Plosser***	Trustee
Charles I. Plosser

/s/ Thomas D. Rath*	Trustee
Thomas D. Rath

/s/ Pamela L. Salaway*	Trustee
Pamela L. Salaway

/s/ Kenneth G. Stella*	Trustee
Kenneth G. Stella

/s/ David H. Windley*	Trustee
David H. Windley

/s/ Nancy B. Wolcott**	Trustee
Nancy B. Wolcott

By: /s/ Jayson R. Bronchetti	Attorney-in-Fact
Jayson R. Bronchetti

*	Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 178 (File No. 33-70742) filed on April 28, 2017.
**	Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 180 (File No. 33-70742) filed on November 30, 2017.
***	Pursuant to a Power of Attorney incorporated herein by reference to Post-Effective Amendment No. 181 (File No. 33-70742) filed on January 4, 2018.

EXHIBIT INDEX

EXHIBIT NO.

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase